LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2023
LOANS, FINANCING AND DEBENTURES
Schedule of composition of loans, financing and debentures

	Annual rates on 12/31/2023
	Minimum	Maximum	12/31/2023	12/31/2022
National Currency
Capital markets[1]	3.58%	16.24%	27,074,612	21,990,407
Development banks[2]	2.49%	11.55%	16,735,742	15,386,133
Banking market[3]	2.94%	17.02%	5,103,955	5,738,125
Sector funds[4]	5.00%	5.00%	1,319,921	1,035,420
Other Institutions[5]	5.42%	14.82%	3,646,220	7,414,629
			53,880,450	51,564,714
Foreign currency
Capital market[1]	3.63%	4.63%	6,246,018	6,553,517
Investment banks[2]	2.00%	4.02%	419,170	988,291
Banking market[3]	6.60%	6.60%	234,652	—
			6,899,840	7,541,808

			60,780,290	59,106,522

Financial Charges			1,640,901	1,664,942
Principal			9,689,946	5,859,828
Current			11,330,847	7,524,770

Non-current			49,449,443	51,581,752

			60,780,290	59,106,522

[1]  The balance refers to the bonuses, debentures and commercial paper;

[2]  The balance refers to the operations with BASA FNO, BNDES, BNB and FINEP;

[3]  The balance refers to loans and financing with financial institutions;

[4]  The balance refers to the Global Reversion Reserve (RGR); and

[5]  The balance refers, substantially, to the debt with Apollo FIDC and BR Eletro FIDC.

		12/31/2023		12/31/2022
	Maturity	Current	Non-current	Current	Non-current
Bonus
Eletrobras	2/4/2025	—	2,441,151	38,617	2,594,669
Eletrobras	2/4/2030	—	3,804,867	73,904	3,846,327
		—	6,246,018	112,521	6,440,996
Commercial Notes
Eletrobras	10/13/2023	—	—	16,853	6,000,000
Furnas	8/23/2025	20,544	499,262	—	—
Furnas	8/23/2026	21,677	498,770	—	—
Furnas	8/23/2027	43,701	996,989	—	—
Furnas	8/23/2027	21,992	498,524	—	—
Furnas	8/23/2028	44,205	996,753	—	—
		152,119	3,490,298	16,853	6,000,000
Bonds
Eletrobras	4/25/2024	2,233,550	—	40,090	2,200,000
Eletrobras	4/15/2026	33,306	1,200,000	37,365	1,200,000
Eletrobras	4/25/2026	15,497	1,000,000	18,487	1,000,000
Eletrobras	5/15/2029	5,468	906,463	5,576	866,533
Eletrobras	4/15/2031	17,250	1,768,675	16,817	1,690,763
Eletrobras	9/15/2028	82,304	2,853,424	—	—
Eletrobras	9/15/2031	18,964	1,333,187	—	—
Eletrobras	9/15/2031	18,967	1,333,388	—	—
Eletrobras	9/15/2031	18,967	1,333,388	—	—
Furnas	11/15/2024	152,396	—	155,786	150,001
Furnas	11/15/2029	2,373	1,000,832	2,464	952,777
Furnas	7/1/2038	358,300	5,153,018	145,793	5,067,260
Furnas	4/15/2024	291,964	—	353,111	273,902
Chesf	1/15/2029	23,406	115,247	18,740	132,155
CGT Eletrosul	9/16/2024	223,192	—	9,182	214,545
CGT Eletrosul	9/15/2028	11,999	102,624	11,390	107,610
CGT Eletrosul	11/16/2028	605	364,368	639	348,212
CGT Eletrosul	9/17/2029	5,801	227,231	13,221	199,061
CGT Eletrosul	8/31/2028	10,991	248,531	—	—
Eletronorte	6/28/2028	—	194,444	170,107	111,111
Eletronorte	6/28/2028	—	333,333	252,523	208,333
Eletronorte	5/30/2032	55,641	383,101	—	—
		3,580,941	19,851,254	1,251,291	14,722,263

		3,733,060	29,587,570	1,380,665	27,163,259

Schedule of changes in loans, financing and debentures

	2023	2022
Opening balance as of January 1	59,106,522	44,015,645
Effect on cash flow:
Funding	11,821,053	8,500,000
Interest Paid	(5,512,449)	(3,306,894)
Amortization of Principal	(13,763,329)	(6,848,652)
Non-cash effect:
Effects of deconsolidation	—	(6,380,128)
Interest and charges incurred	5,721,589	3,865,933
Monetary variations incurred	211,492	366,669
Exchange rate changes	(89,641)	(515,681)
Adjustment resulting from contracts with resources from RGR	558,360	—
RGR derecognition	13,710	(573,008)
Fair value adjustment	(44,242)	—
Acquisition of investee control	2,753,190	19,979,111
Assumption of debt	—	—
Transfers	4,035	3,527
Final balance on December 31	60,780,290	59,106,522

Schedule of maturity of long-term portion of loans and financing

2024	2025	2026	2027	2028	2029 to 2042	Total
11,330,847	7,996,447	7,742,228	6,834,676	5,682,482	21,193,610	60,780,290

Schedule of non-subsidiaries guarantees

NON-CONTROLLED COMPANIES
		Guaranteed Debt	Warranty
		Balance on	Termination
Guarantor	Enterprise/Project	12/31/2023	(year)
Eletrobras	UHE Belo Monte (Norte Energia)	13,978,841	2042
Eletrobras	UHE Jirau	3,151,036	2034
Eletrobras	Angra III	3,141,268	2036
Eletrobras	Angra III	2,795,369	2038
Eletrobras	UHE Jirau	871,999	2035
Eletrobras	UHE Sinop	563,615	2038
Eletrobras	Empresa de Energia São Manoel	533,477	2038
Eletrobras	Amazonas Energia	257,153	2026
Furnas	Empresa de Energia São Manoel	101,757	2033
Eletrobras	Angra I	79,146	2027
Chesf	UHE Sinop	75,640	2032
Eletronorte	UHE Sinop	75,640	2032
Eletrobras	Chapada do Piauí II	65,148	2032
Eletrobras	Chapada do Piauí I	64,736	2032
Eletrobras	Caldas Novas Transmissão	2,017	2028
Guarantees of non-controlled companies		25,756,842

Schedule of subsidiaries guarantees

CONTROLLED COMPANIES
		Guaranteed Debt	Warranty
		Balance on	Termination
Guarantor	Enterprise/Project	12/31/2023	(year)
Eletrobras	UHE Santo Antônio	5,512,526	2038
Eletrobras	UHE Teles Pires	1,604,112	2036
Eletrobras	Issuance of Debentures - Furnas	1,017,764	2029
Eletrobras	Issue of Commercial Paper - Furnas	1,045,090	2028
Eletrobras	Issue of Commercial Paper - Furnas	1,044,830	2027
Eletrobras	Support to the Working Capital Structure 4	729,858	2028
Eletrobras	Belo Monte Transmissora de Energia	603,127	2029
Eletrobras	Support to the Working Capital Structure 5	583,638	2028
Eletrobras	Issue of Commercial Paper - Furnas	522,545	2027
Eletrobras	Issue of Commercial Paper - Furnas	522,415	2026
Eletrobras	Issue of Commercial Paper - Furnas	521,651	2025
Eletrobras	UHE Teles Pires	439,398	2032
Eletrobras	UHE Santo Antônio	433,894	2030
Eletrobras	Issue of debentures - Settlement of BNDES contracts	333,638	2028
Eletrobras	UHE Santo Antônio	292,212	2024
Eletrobras	Issue of debentures - CGT Eletrosul	259,621	2028
Eletrobras	Issue of debentures - CGT Eletrosul	228,803	2025
Eletrobras	Release Wind Complex - Environment II	205,078	2028
Eletrobras	UHE Simplício	203,838	2026
Eletrobras	Miscellaneous - AmGT	194,647	2028
Eletrobras	Chesf Corporate Projects	162,324	2029
Eletrobras	Issuance of Debentures - Furnas	152,396	2024
Eletrobras	Support to the Working Capital Structure 3	140,724	2028
Eletrobras	Linha Verde Transmissora	133,144	2033
Eletrobras	Eólicas Casa Nova II e III	129,139	2031
Eletrobras	Corporate Transmission Projects	115,202	2031
Eletrobras	Transmissora Sul Brasileira de Energia	114,545	2028
Eletrobras	Investment Plan 2012-2014	113,230	2029
Eletrobras	Corporate Transmission Projects	112,830	2034
Eletrobras	UHE Mauá	111,586	2028
Eletrobras	Transmissora Delmiro Gouveia	92,914	2032
Eletrobras	UHE São Domingos	77,536	2028
Eletrobras	UHE Passo de São João	43,560	2026
Eletrobras	Transmissora Delmiro Gouveia	43,518	2031
Eletrobras	UHE Batalha	39,715	2025
Eletrobras	Chesf Corporate Projects	35,740	2029
Eletrobras	UHE Baguari	11,381	2026
Eletrobras	RS Energia	11,505	2027
Eletrobras	RS Energia	6,194	2027
Controlled companies guarantees		17,945,868